Condensed Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
OPERATING ACTIVITIES
Net Loss	$ (33,079)	$ (8,131)	$ (13,742)	$ (43,446)
Adjustments to reconcile net loss to net cash used in operations:
Amortization expense	1,667		8,333	(1,667)
Change in operating assets and liabilities:
Accounts receivable				(441)
Other receivable	(2,268)		(24,998)	2,268
Subscriptions receivable				11,250
Security deposit				(149)
Prepaid expenses	(20,000)			10,000
Accounts payable		5,049		141
Accrued interest expense	180		157	(180)
Net cash used in Operating Activities	(53,500)	(3,082)	(30,250)	(22,224)
FINANCING ACTIVITIES
Issuance of common stock, net of receivable	42,250		31,000	54,000
Issuance of 10% convertible note	10,000			10,337
Shareholders' advances	1,250		(750)	(350)
Net cash provided by Financing Activities	53,500		30,250	63,987
Net cash increase decrease for period		(3,082)		41,763
Cash, at beginning of period		41,763
Cash, at end of period		38,681		41,763
Supplemental cash flow information:
Cash paid for income taxes
Noncash financing and investing activities
Recognition of contingent beneficial conversion feature	$ 10,000